Working capital - Disclosure of changes in working capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Working Capital [Abstract]
(Increase)/decrease in inventories	€ (4,388)	€ (5,606)	€ 2,201
(Increase)/decrease in trade receivables	(2,249)	(1,986)	246
Increase/(decrease) in trade payables	1,058	4,165	(1,273)
Other changes	107	(1,054)	38
Total change in working capital	€ (5,472)	€ (4,481)	€ 1,212